Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Comprehensive Income
Net income	$ 133,932	$ 136,726	$ 153,151
Other comprehensive income (loss), net of tax:
Net unrealized holding (losses) gains on securities available for sale arising during period (net of tax effects of $(16,585), $(6,593), and $29,870)	(30,801)	(12,243)	55,474
Reclassification adjustment for losses (gains) on securities available for sale included in net income (net of tax effects of $919, $1,289, and $(449))	1,707	2,393	(834)
Reclassification adjustment for impairment charges on available for sale securities included in net income (net of tax effects of $124, $334, and $286)	230	620	531
Other comprehensive (loss) income, net of tax	(28,864)	(9,230)	55,171
Comprehensive income	$ 105,068	$ 127,496	$ 208,322